Leases - Schedule of the components of the right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Right-of-use assets, net	$ 3,107	$ 3,281	$ 0
Current operating lease liabilities	(483)	(593)	0
Non-current operating lease liabilities	(2,624)	(2,688)	0
Total operating lease liabilities	$ (3,107)	$ (3,281)	$ 0
Weighted average remaining lease term (in years)	7 years 1 month 6 days	7 years
Weighted-average discount rate	14.00%	14.00%
Previously Reported [Member]
Lessee, Lease, Description [Line Items]
Weighted average remaining lease term (in years)		6 years